UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number: 811-07964

                      ACM MANAGED DOLLAR INCOME FUND, INC.
               (Exact name of registrant as specified in charter)

              1345 Avenue of the Americas, New York, New York 10105
               (Address of principal executive offices) (Zip code)

                                 Mark R. Manley
                        Alliance Capital Management L.P.
                           1345 Avenue of the Americas
                            New York, New York 10105
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (800) 221-5672

                   Date of fiscal year end: September 30, 2006

                   Date of reporting period: December 31, 2005

ITEM 1. SCHEDULE OF INVESTMENTS.

PORTFOLIO OF INVESTMENTS
December 31, 2005                                 ACM Managed Dollar Income Fund
--------------------------------------------------------------------------------
                                                        Principal
                                                          Amount        U.S.
                                                          (000)       $ Value
-------------------------------------------------------------------------------
SOVEREIGN DEBT OBLIGATIONS-59.0%
Argentina-2.9%
Republic of Argentina
   Zero Coupon, 12/15/35.............................      $4,943   $   257,041
   8.28%, 12/31/33...................................         424       356,244
Republic of Argentina FRN
   4.005%, 8/03/12(a)................................       5,104     4,549,425
                                                                    -----------
                                                                      5,162,710
                                                                    -----------
Belize-0.1%
Government of Belize
   9.50%, 8/15/12....................................         132       114,840
                                                                    -----------
Brazil-10.3%
Republic of Brazil
   8.00%, 1/15/18....................................       2,099     2,261,672
   8.25%, 1/20/34....................................         894       947,640
   9.25%, 10/22/10...................................         625       698,437
   10.50%, 7/14/14...................................       1,238     1,516,550
   11.00%, 8/17/40(b)................................       2,353     3,035,370
   12.00%, 4/15/10(b)................................       1,150     1,400,125
   12.75%, 1/15/20(b)................................       3,268     4,710,822
   14.50%, 10/15/09..................................         530       679,725
Republic of Brazil-DCB FRN
   Series L
   4.313%, 4/15/12(a)................................       3,057     3,018,379
                                                                    -----------
                                                                     18,268,720
                                                                    -----------
Bulgaria-0.2%
Republic of Bulgaria
   8.25%, 1/15/15(c).................................         355       427,775
                                                                    -----------
Colombia-1.4%
Republic of Colombia
   10.75%, 1/15/13...................................         237       293,880
   11.75%, 2/25/20(b)................................       1,547     2,146,462
                                                                    -----------
                                                                      2,440,342
                                                                    -----------
Dominican Republic-0.7%
Dominican Republic
   9.50%, 9/27/11(c)*................................       1,157     1,221,149
                                                                    -----------
Ecuador-0.5%
Republic of Ecuador
   9.00%, 8/15/30(a)(c)..............................         427       384,300
   9.375%, 12/15/15(c)...............................         593       555,937
                                                                    -----------
                                                                        940,237
                                                                    -----------
El Salvador-0.7%
Republic of El Salvador
   7.625%, 9/21/34(c)................................         150       162,375
   7.65%, 6/15/35(c).................................         574       591,220
   8.50%, 7/25/11(c).................................         400       448,400
                                                                    -----------
                                                                      1,201,995
                                                                    -----------
Indonesia-0.7%
Republic of Indonesia
   6.75%, 3/10/14(c).................................         945       942,638
   7.25%, 4/20/15(c).................................         376       385,024
                                                                    -----------
                                                                      1,327,662
                                                                    -----------

                                                        Principal
                                                          Amount        U.S.
                                                          (000)       $ Value
-------------------------------------------------------------------------------
Lebanon-0.6%
Lebanese Republic
   7.875%, 5/20/11(c)................................     $   325   $   334,360
   10.125%, 8/06/08(c)...............................         556       597,144
   11.625%, 5/11/16(c)...............................         146       180,164
                                                                    -----------
                                                                      1,111,668
                                                                    -----------
Mexico-8.2%
United Mexican States
   7.50%, 1/14/12....................................         875       974,750
   8.00%, 9/24/22....................................       4,472     5,517,330
   8.125%, 12/30/19(b)...............................       5,135     6,316,050
   11.375%, 9/15/16(b)...............................       1,296     1,908,360
                                                                    -----------
                                                                     14,716,490
                                                                    -----------
Nigeria-0.8%
Central Bank of Nigeria
   6.25%, 11/15/20...................................       1,250     1,250,000
                                                                    -----------
Panama-1.7%
Republic of Panama
   7.125%, 1/29/26...................................         677       685,463
   8.875%, 9/30/27...................................         559       665,210
   9.375%, 7/23/12...................................         105       123,008
   9.375%, 4/01/29...................................         306       377,145
   9.625%, 2/08/11...................................         135       157,815
   10.75%, 5/15/20...................................         680       942,820
                                                                    -----------
                                                                      2,951,461
                                                                    -----------
Peru-1.8%
Republic of Peru
   7.35%, 7/21/25....................................         631       621,535
   8.375%, 5/03/16...................................         296       324,860
   8.75%, 11/21/33(b)................................       2,005     2,255,625
   9.875%, 2/06/15...................................          23        27,577
                                                                    -----------
                                                                      3,229,597
                                                                    -----------
Philippines-3.4%
Republic of Philippines
   8.875%, 3/17/15(b)................................       1,888     2,074,912
   9.00%, 2/15/13....................................          75        82,875
   9.50%, 2/02/30....................................         537       630,975
   9.875%, 1/15/19(b)................................       2,600     3,078,400
   10.625%, 3/16/25..................................         130       165,750
                                                                    -----------
                                                                      6,032,912
                                                                    -----------
Russia-16.3%
Ministry Finance of Russia
   Series V
   3.00%, 5/14/08....................................       5,795     5,483,808
   Series VII
   3.00%, 5/14/11....................................         380       338,694
Russian Federation
   5.00%, 3/31/30(a)(c)*.............................      19,846    22,376,365
   11.00%, 7/24/18(c)................................         435       641,190
                                                                    -----------
                                                                     28,840,057
                                                                    -----------
Turkey-3.2%
Republic of Turkey
   7.375%, 2/05/25...................................         440       453,200
   11.00%, 1/14/13...................................         610       774,090
   11.50%, 1/23/12(b)................................       1,447     1,834,073
   11.75%, 6/15/10...................................         883     1,081,675
   11.875%, 1/15/30(b)...............................       1,019     1,563,146
                                                                    -----------
                                                                      5,706,184
                                                                    -----------
Ukraine-0.7%
Ukraine Government
   6.875%, 3/04/11(c)................................         526       543,095
   7.65%, 6/11/13(c).................................          21        22,680
   11.00%, 3/15/07(c)................................         658       684,369
                                                                    -----------
                                                                      1,250,144
                                                                    -----------

                                                        Principal
                                                          Amount        U.S.
                                                          (000)       $ Value
-------------------------------------------------------------------------------
Uruguay-1.0%
Republic of Uruguay
   7.50%, 3/15/15....................................     $   93   $     95,093
   7.875%, 1/15/33...................................      1,051      1,059,054
   9.25%, 5/17/17....................................        505        570,650
                                                                   ------------
                                                                      1,724,797
                                                                   ------------
Venezuela-3.8%
Republic of Venezuela
   5.61375%, 4/20/11(a)(c)...........................        120        117,060
   8.50%, 10/08/14...................................         35         38,378
   9.25%, 9/15/27(b).................................      3,656      4,332,360
   10.75%, 9/19/13...................................      1,815      2,239,710
                                                                   ------------
                                                                      6,727,508
                                                                   ------------
Total Sovereign Debt Securities
   (cost $84,662,211) ...............................               104,646,248
                                                                   ------------
U.S. CORPORATE DEBT OBLIGATIONS-46.6%
Aerospace & Defense-0.8%
DRS Technologies, Inc.
   6.875%, 11/01/13..................................        330        315,562
L-3 Communications Corp.
   5.875%, 1/15/15...................................        345        334,650
Sequa Corp.
   9.00%, 8/01/09....................................        235        250,863
TD Funding Corp.
   8.375%, 7/15/11...................................        410        431,525
                                                                   ------------
                                                                      1,332,600
                                                                   ------------
Automotive-2.5%
Asbury Automotive Group, Inc.
   8.00%, 3/15/14....................................        211        201,505
Ford Motor Co.
   7.45%, 7/16/31*...................................        561        381,480
Ford Motor Credit Co.
   4.95%, 1/15/08....................................        380        340,478
   7.00%, 10/01/13...................................        253        216,178
General Motors Acceptence Corp.
   6.875%, 9/15/11...................................        460        419,495
   8.00%, 11/01/31...................................        730        699,253
General Motors Corp.
   7.75%, 3/15/36(d).................................        655        147,375
Hertz Corp.
   8.875%, 1/01/14(c)................................        410        417,688
   10.50%, 1/01/16(c)................................        130        133,900
HLI Operating, Inc.
   10.50%, 6/15/10*..................................        306        250,155
Keystone Automotive Operations, Inc.
   9.75%, 11/01/13...................................        310        268,150
TRW Automotive, Inc.
   9.375%, 2/15/13...................................        186        201,345
   11.00%, 2/15/13...................................        176        197,560
United Auto Group, Inc.
   9.625%, 3/15/12...................................        290        305,225
Visteon Corp.
   7.00%, 3/10/14....................................        220        169,950
                                                                   ------------
                                                                      4,349,737
                                                                   ------------
Broadcasting & Media-0.9%
Albritton Communications Co.
   7.75%, 12/15/12...................................        375        376,875
Emmis Communications Corp.
   10.36625%, 6/15/12................................        155        155,581
Lamar Media Corp.
   6.625%, 8/15/15...................................        230        230,862
Liberty Media Corp.
   5.70%, 5/15/13....................................        150        139,764
   7.875%, 7/15/09...................................        120        126,445
   8.25%, 2/01/30....................................        150        146,978
LIN Television Corp.
   6.50%, 5/15/13....................................        290        278,038
Sirius Satellite Radio, Inc
   9.625%, 8/01/13(c)................................        190        187,150
                                                                   ------------
                                                                      1,641,693
                                                                   ------------

                                                        Principal
                                                          Amount        U.S.
                                                          (000)       $ Value
-------------------------------------------------------------------------------
Building & Real Estate-1.9%
Associated Materials, Inc.
   11.25%, 3/01/14(d)................................      $ 650   $    318,500
D.R. Horton, Inc.
   6.875%, 5/01/13...................................        345        360,024
KB HOME
   7.75%, 2/01/10....................................        480        501,470
Meritage Homes Corp.
   6.25%, 3/15/15....................................        470        427,700
M/I Homes, Inc.
   6.875%, 4/01/12...................................        470        423,000
Schuler Homes, Inc.
   10.50%, 7/15/11...................................        360        387,000
WCI Communities, Inc.
   6.625%, 3/15/15 ...................................       425        369,750
William Lyon Homes, Inc.
   10.75%, 4/01/13...................................        525        542,063
                                                                   ------------
                                                                      3,329,507
                                                                   ------------
Cable-3.6%
Cablevision Systems Corp.
   8.00%, 4/15/12*...................................        780        729,300
Charter Communications Operating LLC
   8.00%, 4/30/12(c).................................      1,630      1,621,850
CSC Holdings, Inc.
   6.75%, 4/15/12(c).................................        275        259,875
   7.625%, 7/15/18...................................        410        389,500
DirectTV Holdings LLC
   6.375%, 6/15/15...................................        430        420,325
Echostar DBS Corp.
   6.375%, 10/01/11..................................        325        312,812
Inmarsat Finance PLC (United Kingdom)
   7.625%, 6/30/12...................................        372        383,625
Insight Midwest LP
   9.75%, 10/01/09...................................        385        396,550
Intelsat Bermuda, Ltd. (Bermuda)
   8.625%, 1/15/15(c)................................        385        388,850
   9.60938%, 1/15/12(a)(c)...........................        115        116,869
PanAmSat Corp.
   9.00%, 8/15/14....................................        313        327,868
   10.375%, 11/01/14(d)..............................        665        465,500
Rogers Cable, Inc. (Canada)
   6.75%, 3/15/15 ...................................        620        629,300
                                                                   ------------
                                                                      6,442,224
                                                                   ------------
Chemicals-1.4%
Borden Chemicals, Inc.
   9.00%, 7/15/14(c).................................        395        391,050
Equistar Chemical Funding LP
   10.125%, 9/01/08..................................        480        520,800
   10.625%, 5/01/11..................................        145        159,500
Huntsman International LLC
   9.875%, 3/01/09...................................        330        348,150
Rhodia SA
   8.875%, 6/01/11...................................        625        640,625
Tronox Worldwide LLC
   9.50%, 12/01/12(c)................................        160        163,200
Westlake Chemical Corp.
   8.75%, 7/15/11....................................        270        288,900
                                                                   ------------
                                                                      2,512,225
                                                                   ------------

                                                         Principal
                                                           Amount       U.S.
                                                           (000)      $ Value
-------------------------------------------------------------------------------
Communications-Fixed-2.5%
Citizens Communications Co.
   6.25%, 1/15/13.....................................      $  490   $  474,075
Eircom Funding (Ireland)
   8.25%, 8/15/13.....................................         430      460,100
Hawaiian Telecom Communications, Inc.
   9.75%, 5/01/13(c)*.................................         345      337,238
MCI, Inc.
   7.688%, 5/01/09....................................         270      278,775
Qwest Corp.
   6.875%, 9/15/33....................................         530      498,200
   8.875%, 3/15/12....................................       1,685    1,899,838
VALOR Telecom Enterprise
   7.75%, 2/15/15.....................................         430      449,350
                                                                     ----------
                                                                      4,397,576
                                                                     ----------
Communications-Mobile-1.3%
Cincinnati Bell, Inc.
   7.00%, 2/15/15.....................................         180      176,400
Digicel, Ltd. (Bermuda)
   9.25%, 9/01/12(c)..................................         349      358,597
Nextel Communications, Inc.
   5.95%, 3/15/14.....................................         240      241,257
   6.875%, 10/31/13...................................         390      406,853
Rogers Wireless, Inc. (Canada)
   7.25%, 12/15/12....................................         335      352,169
   7.50%, 3/15/15.....................................         368      397,440
Rural Cellular Corp.
   8.25%, 3/15/12.....................................         270      284,850
                                                                     ----------
                                                                      2,217,566
                                                                     ----------
Consumer Manufacturing-1.2%
Acco Brands Corp.
   7.625%, 8/15/15....................................         470      442,975
Broder Brothers Co.
   11.25%, 10/15/10...................................         347      330,517
Crown Americas, Inc.
   7.625%, 11/15/13(c)................................         375      389,062
Jostens, Inc.
   7.625%, 10/01/12...................................         425      427,125
Playtex Products, Inc.
   8.00%, 3/01/11.....................................         320      340,800
Quiksilver, Inc.
   6.875%, 4/15/15....................................         220      211,750
                                                                     ----------
                                                                      2,142,229
                                                                     ----------
Containers-0.1%
Plastipak Holdings, Inc.
   8.50%, 12/15/15(c).................................         135      136,350
                                                                     ----------
Diversified Media-1.4%
Dex Media, Inc.
   8.00%, 11/15/13....................................         415      423,300
Dex Media East LLC
   9.875%, 11/15/09...................................         125      135,156
   12.125%, 11/15/12..................................         220      257,400
Dex Media West LLC
   8.50%, 8/15/10.....................................         180      188,550
   9.875%, 8/15/13....................................         581      644,910
Rainbow National Services LLC
   8.75%, 9/01/12(c)..................................         720      766,800
                                                                     ----------
                                                                      2,416,116
                                                                     ----------

                                                         Principal
                                                           Amount        U.S.
                                                           (000)       $ Value
-------------------------------------------------------------------------------
Energy-2.3%
Amerada Hess Corp.
   7.30%, 8/15/31.....................................        $440   $  509,205
Chesapeake Energy Corp.
   7.75%, 1/15/15.....................................         485      514,100
El Paso Corp.
   7.75%, 6/01/13.....................................         365      378,687
   7.75%, 1/15/32*....................................         571      572,427
Grant Prideco, Inc.
   6.125%, 8/15/15(c).................................         245      244,388
Hilcorp Energy
   10.50%, 9/01/10(c).................................         341      377,658
Kerr-McGee Corp.
   6.875%, 9/15/11....................................         160      170,960
Massey Energy Co.
   6.875%, 12/15/13(c)................................         280      282,450
Premco Refining Group, Inc.
   9.50%, 2/01/13.....................................         280      312,101
Pride International, Inc.
   7.375%, 7/15/14....................................         400      429,000
Tesoro Corp.
   6.25%, 11/01/12(c).................................         350      351,750
                                                                     ----------
                                                                      4,142,726
                                                                     ----------
Entertainment & Leisure-1.0%
Gaylord Entertainment Co.
   8.00%, 11/15/13....................................         350      366,625
Intrawest Corp. (Canada)
   7.50%, 10/15/13 ...................................         195      197,437
Royal Caribbean Cruises (Liberia)
   8.00%, 5/15/10.....................................         635      689,684
Universal City Development Partners
   11.75%, 4/01/10....................................         430      482,138
                                                                     ----------
                                                                      1,735,884
                                                                     ----------
Financial-1.6%
Crum & Foster Holdings Corp.
   10.375%, 6/15/13...................................         220      232,100
Fairfax Financial Holdings (Canada)
   7.375%, 4/15/18*...................................         465      383,483
   7.75%, 4/26/12* ...................................         550      513,195
Kinder Morgan Finance Co.
   5.70%, 1/05/16(c)..................................         175      176,513
Markel Capital Trust I
   Series B
   8.71%, 1/01/46(e)..................................         615      661,042
PXRE Capital Trust I
   8.85%, 2/01/27.....................................         320      314,400
TRAINS HY-2005-1
   7.651%, 6/15/15(a)(c)*.............................         623      640,279
                                                                     ----------
                                                                      2,921,012
                                                                     ----------
Food & Beverage-0.4%
Delhaize America, Inc.
   8.125%, 4/15/11....................................         260      283,417
Del Monte Food Co.
   8.625%, 12/15/12...................................         125      132,812
Dole Food Company, Inc.
   8.625%, 5/01/09....................................         180      184,500
   8.875%, 3/15/11....................................          92       94,300
                                                                     ----------
                                                                        695,029
                                                                     ----------

                                                         Principal
                                                           Amount       U.S.
                                                           (000)      $ Value
-------------------------------------------------------------------------------
Gaming-3.4%
Ameristar Casinos, Inc.
   10.75%, 2/15/09 ...................................        $240   $  254,400
Boyd Gaming Corp.
   7.75%, 12/15/12 ...................................         255      267,112
Greektown Holdings LLC
   10.75%, 12/01/13(c) ...............................         190      188,575
Kerzner International, Ltd. (Bahamas)
   6.75%, 10/01/15(c) ................................         405      393,862
Mandalay Resort Group
   10.25%, 8/01/07 ...................................         535      570,444
MGM Mirage, Inc.
   6.625%, 7/15/15 ...................................         455      453,863
   8.375%, 2/01/11* ..................................         620      663,400
Mohegan Tribal Gaming Authority
   6.375%, 7/15/09 ...................................         155      155,969
   7.125%, 8/15/14 ...................................         700      716,625
Penn National Gaming, Inc.
   6.875%, 12/01/11 ..................................         380      383,800
Park Place Entertainment
   7.00%, 4/15/13 ....................................         305      326,279
   7.875%, 3/15/10 ...................................         150      161,250
   9.375%, 2/15/07 ...................................         255      266,156
Riviera Holdings Corp.
   11.00%, 6/15/10 ...................................         385      414,356
Seneca Gaming Corp.
   7.25%, 5/01/12 ....................................         415      417,594
   7.25%, 5/01/12(c) .................................         125      125,781
Turning Stone Casino Resort Enterprise
   9.125%, 12/15/10(c) ...............................         300      309,000
                                                                     ----------
                                                                      6,068,466
                                                                     ----------
Health Care-3.2%
Concentra Operating Corp.
   9.125%, 6/01/12 ...................................         195      200,850
   9.50%, 8/15/10 ....................................         280      289,800
Coventry HealthCare, Inc.
   5.875%, 1/15/12 ...................................         160      161,600
   6.125%, 1/15/15 ...................................         170      174,250
DaVita, Inc. .........................................
   7.25%, 3/15/15 ....................................         605      612,562
Extendicare Health Services
   9.50%, 7/01/10 ....................................         160      169,800
Genesis HealthCare Corp.
   8.00%, 10/15/13 ...................................         155      163,138
HCA, Inc.
   6.375%, 1/15/15* ..................................         625      631,771
   7.875%, 2/01/11 ...................................         415      446,190
IASIS Healthcare LLC
   8.75%, 6/15/14 ....................................         445      467,250
Omnicare, Inc.
   6.875%, 12/15/15 ..................................         230      233,450
PacifiCare Health Systems, Inc.
   10.75%, 6/01/09 ...................................         345      369,581
Select Medical Corp.
   7.625%, 2/01/15 ...................................         750      721,875
Triad Hospitals, Inc.
   7.00%, 11/15/13 ...................................         570      571,425
Universal City Florida Holding, Co.
    8.375%, 5/01/10 ..................................         110      107,525
Universal Hospital Services, Inc.
   10.125%, 11/01/11 .................................         260      269,100
                                                                     ----------
                                                                      5,590,167
                                                                     ----------

                                                         Principal
                                                           Amount       U.S.
                                                           (000)      $ Value
-------------------------------------------------------------------------------
Hotels & Lodging-0.9%
Host Marriott LP
   9.25%, 10/01/07 ...................................      $  110   $  116,050
   9.50%, 1/15/07 ....................................         310      320,850
La Quinta Properties, Inc.
   8.875%, 3/15/11 ...................................         380      412,775
Starwood Hotels & Resorts Worldwide, Inc.
   7.875%, 5/01/12 ...................................         405      446,513
Vail Resorts, Inc.
   6.75%, 2/15/14 ....................................         360      360,000
                                                                     ----------
                                                                      1,656,188
                                                                     ----------
Index-2.2%
Dow Jones CDX HY
   8.25%, 6/29/10(c)* ................................         975      986,070
   8.75%, 12/29/10(c)* ...............................       2,906    2,916,546
                                                                     ----------
                                                                      3,902,616
                                                                     ----------
Industrial-1.7%
AMSTED Industries, Inc.
   10.25%, 10/15/11(c) ...............................         465      497,550
Case New Holland, Inc.
   9.25%, 8/01/11 ....................................         315      337,050
Dayton Superior Corp.
   10.75%, 9/15/08 ...................................         440      424,600
FastenTech, Inc.
   11.50%, 5/01/11 ...................................         295      289,100
Goodman Global Holdings, Inc.
   7.875%, 12/15/12(c) ...............................         280      260,400
NMHG Holding Co.
    10.00%, 5/15/09 ..................................         220      234,300
Terex Corp.
   10.375%, 4/01/11 ..................................         380      402,800
Trinity Industries, Inc.
   6.50%, 3/15/14 ....................................         535      526,975
                                                                     ----------
                                                                      2,972,775
                                                                     ----------
Insurance-0.4%
Liberty Mutual Group
   5.75%, 3/15/14(c) .................................         475      468,861
Royal & Sun Alliance Insurance Group PLC (United
   Kingdom)
   8.95%, 10/15/29 ...................................         235      300,089
                                                                     ----------
                                                                        768,950
                                                                     ----------
Metals & Mining-1.3%
AK Steel Corp.
   7.875%, 2/15/09 ...................................         380      361,000
Chesapeake Energy Corp.
   6.625%, 1/15/16 ...................................         250      253,125
International Steel Group, Inc.
   6.50%, 4/15/14 ....................................         452      452,000
Ispat Inland ULC (Canada)
   9.75%, 4/01/14 ....................................         239      270,667
Peabody Energy Corp.
   6.875%, 3/15/13 ...................................         385      400,400
Southern Peru Copper Corp.
   6.375%, 7/27/15(c) ................................         542      541,013
                                                                     ----------
                                                                      2,278,205
                                                                     ----------

                                                         Principal
                                                           Amount       U.S.
                                                           (000)      $ Value
-------------------------------------------------------------------------------
Paper & Packaging-1.9%
Ball Corp.
   6.875%, 12/15/12 ..................................        $450   $  464,625
Berry Plastics Corp.
   10.75%, 7/15/12 ...................................         355      381,625
Graphic Packaging Int'l Corp.
   9.50%, 8/15/13 ....................................         470      448,850
Newpage Corp.
   10.00%, 5/01/12* ..................................         285      280,013
Owens-Brockway Glass Container, Inc.
   8.875%, 2/15/09 ...................................         745      777,594
Russell-Stanley Holdings, Inc.
   9.00%, 11/30/08(c)(f)(g) ..........................         913      456,739
Stone Container Corp.
   9.25%, 2/01/08 ....................................         540      556,200
   9.75%, 2/01/11 ....................................          12       12,120
                                                                     ----------
                                                                      3,377,766
                                                                     ----------
Restaurants-0.2%
Domino's, Inc.
   8.25%, 7/01/11 ....................................         262      273,790
                                                                     ----------
Retail-0.6%
GSC Holdings Corp.
   8.00%, 10/01/12(c) ................................         610      573,400
J.C. Penney Corporation, Inc.
   7.625%, 3/01/97 ...................................         205      211,565
   8.00%, 3/01/10 ....................................         420      460,004
                                                                     ----------
                                                                      1,244,969
                                                                     ----------
Service-1.6%
Allied Waste North America
   6.375%, 4/15/11 ...................................         610      594,750
   8.875%, 4/01/08 ...................................         305      321,775
H & E Equipment/Finance
   11.125%, 6/15/12 ..................................         561      619,905
Service Corp. International
   6.50%, 3/15/08 ....................................         605      611,050
   7.70%, 4/15/09 ....................................         270      283,500
United Rentals North America, Inc.
   6.50%, 2/15/12 ....................................         404      393,395
   7.75%, 11/15/13 ...................................           8        7,800
                                                                     ----------
                                                                      2,832,175
                                                                     ----------
Supermarket & Drugstore-0.3%
Couche-Tard, Inc.
   7.50%, 12/15/13 ...................................         333      342,990
Stater Bros. Holdings, Inc.
   8.125%, 6/15/12 ...................................         197      195,030
                                                                     ----------
                                                                        538,020
                                                                     ----------

                                                         Principal
                                                           Amount       U.S.
                                                           (000)      $ Value
-------------------------------------------------------------------------------
Technology-0.9%
Lucent Technologies
   6.45%, 3/15/29 ....................................      $  145  $   124,338
   6.50%, 1/15/28 ....................................         350      294,000
Nortel Networks Corp. (Canada)
   6.875%, 9/01/23 ...................................         280      250,600
SunGard Data Systems, Inc.
   9.125%, 8/15/13(c) ................................         735      760,725
Telecordia Technologies, Inc.
   10.00%, 3/15/13(c) ................................          25       22,875
Unisys Corp.
   7.875%, 4/01/08 ...................................         205      201,413
                                                                     ----------
                                                                      1,653,951
                                                                     ----------
Utilities- Electric & Gas-5.1%
AES Corporation
   8.75%, 5/15/13(c) .................................          75       81,656
   9.00%, 5/15/15(c) .................................         115      125,925
Aquila, Inc.
   14.875%, 7/01/12 ..................................         260      348,400
CMS Energy Corp.
   6.875%, 12/15/15 ..................................         175      176,531
   8.50%, 4/15/11 ....................................         215      234,081
DPL, Inc.
   6.875%, 9/01/11 ...................................         162      170,707
Dynegy Holdings, Inc.
   10.125%, 7/15/13(c) ...............................         230      259,900
Edison Mission Energy
   9.875%, 4/15/11 ...................................       1,000    1,166,250
Enterprise Products Operating L.P.
   5.60%, 10/15/14 ...................................         475      474,629
FirstEnergy Corp.
   6.45%, 11/15/11 ...................................         470      498,198
Northwest Pipelines Corp.
   8.125%, 3/01/10 ...................................         315      333,900
NRG Energy, Inc.
   8.00%, 12/15/13 ...................................         335      373,525
Reliant Energy, Inc.
   6.75%, 12/15/14 ...................................          65       56,713
   9.50%, 7/15/13 ....................................         390      390,975
Sierra Pacific Resources
   8.625%, 3/15/14 ...................................         260      281,317
Southern Natural Gas Co.
   7.35%, 2/15/31 ....................................         405      415,492
   8.875%, 3/15/10 ...................................         325      347,332
TECO Energy, Inc.
   6.75%, 5/01/15 ....................................         445      460,575
   7.00%, 5/01/12 ....................................         425      446,250
TXU Corp.
   5.55%, 11/15/14 ...................................         360      341,941
   6.50%, 11/15/24 ...................................         764      725,320
Williams Cos., Inc.
   7.625%, 7/15/19 ...................................       1,365    1,463,963
                                                                     ----------
                                                                      9,173,580
                                                                     ----------
Total U.S. Corporate Debt Obligations
   (cost $85,921,119) ................................               82,744,092
                                                                     ----------

                                                         Principal
                                                           Amount       U.S.
                                                           (000)      $ Value
-------------------------------------------------------------------------------
NON-U.S. CORPORATE DEBT OBLIGATIONS-6.9%
Bermuda-0.2%
   NCL Corp.
   10.625%, 7/15/14 ..................................      $  340   $  351,050
                                                                     ----------
Brazil-0.8%
Banco BMG SA
   9.15%, 1/15/16(c) .................................         250      246,500
PF Export Receivables Master Trust
   6.436%, 6/01/15(c) ................................       1,150    1,148,103
                                                                     ----------
                                                                      1,394,603
                                                                     ----------
Canada-0.1%
Compton Pet Finance Corp.
   7.625%, 12/01/13(c) ...............................         180      184,050
                                                                     ----------
China-0.3%
Chaoda Modern Agriculture
   7.75%, 2/08/10(c) .................................         519      509,918
                                                                     ----------
Hong Kong-0.2%
Noble Group, Ltd.
   6.625%, 3/17/15(c) ................................         401      369,276
                                                                     ----------
Kazakhstan-0.2%
Kazkommerts International BV
   8.50%, 4/16/13(c) .................................         350      381,290
                                                                     ----------
Luxembourg-0.4%
Nell AF S.a.r.l
   8.375%, 8/15/15(c) ................................         729      721,710
                                                                     ----------
Mexico-2.0%
America Movil S.A. de C.V.
   6.375%, 3/01/35 ...................................         312      307,726
Innova S. de R.L.
   9.375%, 9/19/13 ...................................       2,865    3,180,150
                                                                     ----------
                                                                      3,487,876
                                                                     ----------
Romania-0.3%
Mobifon Holdings BV
   12.50%, 7/31/10 ...................................         425      493,000
                                                                     ----------
Russia-1.8%
Citigroup (JSC Severstal)
   9.25%, 4/19/14(c) .................................         464      502,280
Evraz Group SA
   8.25%, 11/10/15(c) ................................         665      657,685
Gazprom OAO
   9.625%, 3/01/13(c) ................................         890    1,072,341
Mobile Telesystems Finance S.A.
   9.75%, 1/30/08(c) .................................         625      660,663
Russian Standard Finance SA
   7.50%, 10/07/10(c) ................................         270      262,913
Tyumen Oil Co.
   11.00%, 11/06/07(c) ...............................          70       76,038
                                                                     ----------
                                                                      3,231,920
                                                                     ----------
Singapore-0.4%
Avago Technologies Finance
   10.125%, 12/01/13(c) ..............................         230      236,325
Flextronics International, Ltd.
   6.50%, 5/15/13 ....................................         535      543,694
                                                                     ----------
                                                                        780,019
                                                                     ----------
Ukraine-0.1%
Dresdner Bank AG (Kyivstar)
   7.75%, 4/27/12(c) .................................         100      101,320
                                                                     ----------
United Kingdom-0.1%
Invensys PLC
   9.875%, 3/15/11(c) ................................         230      227,700
                                                                     ----------
Total Non-U.S. Corporate Debt Obligations
   (cost $11,650,586) ................................               12,233,732
                                                                     ----------

                                                      Shares or
                                                      Principal
                                                        Amount          U.S.
                                                        (000)         $ Value
-------------------------------------------------------------------------------
NON-CONVERTIBLE PREFERRED STOCK-0.8%
Sovereign Real Estate Investment Trust
   12.00%(c)
   (cost $973,435) ...............................   $       978   $  1,408,320
                                                                   ------------
WARRANTS(h)-0.0%
Central Bank of Nigeria
   Warrants, expiring 11/15/20 ...................         1,000         22,000
Republic of Venezuela
   Warrants, expiring 4/15/20 ....................         7,140             --
                                                                   ------------
Total Warrants
   (cost $0) .....................................                       22,000
                                                                   ------------
SHORT-TERM INVESTMENT-1.8%
Time Deposit-1.8%
Societe Generale
   4.190%, 1/03/06
   (cost $3,200,000) .............................         3,200      3,200,000
                                                                   ------------
Total Investments Before Security
   Lending Collateral - 115.1%
   (cost $186,407,351) ...........................                  204,254,392
                                                                   ------------
INVESTMENT OF CASH COLLATERAL FOR
   SECURITIES LOANED - 8.2%
Short-Term Investment
UBS Private Money Market Fund, LLC
   3.65%
   (cost $14,529,430) ............................    14,529,430     14,529,430
                                                                   ------------
Total Investments - 123.3%
   (cost $200,936,781) ...........................                  218,783,822
Other assets less liabilities - (23.3)% ..........                  (41,408,017)
                                                                   ------------
Net Assets-100.0% ................................                 $177,375,805
                                                                   ------------

CREDIT DEFAULT SWAP CONTRACTS

                                     Notional                              Unrealized
Swap Counterparty &                   Amount    Interest   Termination    Appreciation/
Reference Obligation                  (000)       Rate        Date       (Depreciation)
---------------------------------------------------------------------------------------
Buy Contracts:
Citigroup Global Markets, Inc.
   Federal Republic of Brazil
   12.25%, 3/06/30                      1,220     4.14%      4/20/10       $(111,484)
Citigroup Global Markets, Inc
   Federal Republic of Hungary
   4.50%, 2/06/13                         350      .50      11/26/13          (3,356)
Citigroup Global Markets, Inc.
   Federal Republic of Philippines
   10.625%, 3/16/25                       510     5.60       3/20/14         (69,865)
Deutsche Bank Securities Corp.
   Federal Republic of Brazil
   12.25%, 3/06/30                      1,220     4.02       4/20/10        (101,553)
JP Morgan Chase
   OAO Gazprom
   10.50%, 10/21/09                     1,490     1.04      10/20/10         (13,293)
Sale Contracts:
Citigroup Global Markets, Inc.
   Federal Republic of Brazil
   12.25%, 3/06/30                      2,562     1.98       4/20/07          57,799
Citigroup Global Markets, Inc.
   Federal Republic of Brazil
   12.25%, 3/06/30                        900     4.40       5/20/06          18,890
Citigroup Global Markets, Inc.
   Federal Republic of Philippines
   10.625%, 3/16/25                       510     4.95       3/20/09          48,472
Credit Suisse First Boston Int'l.
   Federal Republic of Brazil
   12.25%, 3/06/30                        750     6.90       6/20/07          95,012
Credit Suisse First Boston Int'l.
   Federal Republic of Venezuela
   9.25%, 9/15/27                         730     3.17      10/20/15          13,874
Deutsche Bank Securities Corp.
   Federal Republic of Brazil
   12.25%, 3/06/30                      2,562     1.90       4/20/07          51,496
JP Morgan Chase
   Federal Republic of Hungary
   4.75%, 2/03/15                       1,380     0.30      10/20/15           7,804
Morgan Stanley Dean Witter
   Federal Republic of Brazil
   12.25%, 3/06/30                        680     3.80       8/20/06          23,955

REVERSE REPURCHASE AGREEMENTS

Broker                            Interest Rate   Maturity      Amount
------------------------------------------------------------------------
Barclays Securites                    1.50%       12/29/06   $ 1,876,914
Barclays Securites                    1.50        12/29/06     2,531,534
Barclays Securites                    3.85        12/29/06     4,852,475
Chase Manhattan Bank                  3.95        12/29/06     3,029,979
Chase Manhattan Bank                  4.05        12/29/06     1,262,126
Chase Manhattan Bank                  4.10        12/29/06     3,094,277
Chase Manhattan Bank                  4.10        12/29/06     1,429,939
Chase Manhattan Bank                  4.10        12/29/06     2,350,008
Chase Manhattan Bank                  4.15        12/29/06     1,884,152
Chase Manhattan Bank                  4.30        12/29/06     1,284,798
Merrill Lynch                         2.50        12/29/06     1,497,943
Merrill Lynch                         3.75        12/29/06     4,236,436
Santander Investment Securities       3.75        12/29/06     1,440,935
                                                             -----------
                                                             $30,771,516
                                                             ===========

*    Represents entire or partial securities out on loan.

(a) Coupon changes periodically based upon a predetermined schedule. Stated interest rate in effect at December 31, 2005.

(b) Positions, or portions thereof, with an aggregate market value of $34,655,705 have been segregated to collateralize reverse repurchase agreements.

(c) Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2005, the aggregate market value of these securities amounted to $56,092,072 or 31.6% of net assets.

(d) Indicates a security that has a zero coupon that remains in effect until a predetermined date at which time the stated coupon rate becomes effective until final maturity.

(e)  Illiquid security, valued at fair market value.

(f) Security exempt from registration under Rule 144A of the Securites Act of 1933. This security, which represents 0.26% of net assets as of December 31, 2005, is considered illiquid and restricted.

                                  Acquisition   Acquisition    Market    Percentage of
Restricted Security                   Date          Cost        Value      Net Assets
--------------------------------------------------------------------------------------
Russell-Stanley Holdings, Inc.      2/26/99-     $5,111,352   $456,739       0.26%
9.00%, 11/30/08                     8/31/05

(g)  Payment in kind (PIK) quarterly coupon payment.

(h)  Non-income producing security.

     Glossary of Terms:
        DCB - Debt Conversion Bond
        FRN - Floating Rate Note

Please note: The sector classifications presented herein are based on the sector categorization methodology of the Adviser.

ITEM 2. CONTROLS AND PROCEDURES.

(a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no changes in the registrant's internal controls over financial reporting that occurred during the second fiscal quarter of the period that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

The following exhibits are attached to this Form N-Q:

EXHIBIT NO.   DESCRIPTION OF EXHIBIT
-----------   ----------------------
11 (a) (1)    Certification of Principal Executive Officer Pursuant to Section
              302 of the Sarbanes-Oxley Act of 2002

11 (a) (2)    Certification of Principal Financial Officer Pursuant to Section
              302 of the Sarbanes-Oxley Act of 2002

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): ACM Managed Dollar Income Fund, Inc.


By:   /s/ Marc O. Mayer
      -----------------
      Marc O. Mayer
      President

Date: February 21, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:   /s/ Marc O. Mayer
      -----------------
      Marc O. Mayer
      President

Date: February 21, 2006


By:   /s/ Mark D. Gersten
      -------------------
      Mark D. Gersten
      Treasurer and Chief Financial Officer

Date: February 21, 2006